Summary of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Floating-rate notes due 2016
Debt Instrument [Line Items]
Debt instrument maturity year	2016	2016
Floating-rate notes due 2017
Debt Instrument [Line Items]
Debt instrument maturity year	2017	2017
Floating-rate notes due 2018
Debt Instrument [Line Items]
Debt instrument maturity year	2018	2018
Floating-rate notes due 2019
Debt Instrument [Line Items]
Debt instrument maturity year	2019	2019
Fixed-rate 0.45% notes due 2016
Debt Instrument [Line Items]
Debt instrument interest rate	0.45%	0.45%
Debt instrument maturity year	2016	2016
Fixed-rate 1.05% notes due 2017
Debt Instrument [Line Items]
Debt instrument interest rate	1.05%	1.05%
Debt instrument maturity year	2017	2017
Fixed-rate 1.00% notes due 2018
Debt Instrument [Line Items]
Debt instrument interest rate	1.00%	1.00%
Debt instrument maturity year	2018	2018
Fixed-rate 2.10% notes due 2019
Debt Instrument [Line Items]
Debt instrument interest rate	2.10%	2.10%
Debt instrument maturity year	2019	2019
Fixed-rate 2.85% notes due 2021
Debt Instrument [Line Items]
Debt instrument interest rate	2.85%	2.85%
Debt instrument maturity year	2021	2021
Fixed-rate 2.40% notes due 2023
Debt Instrument [Line Items]
Debt instrument interest rate	2.40%	2.40%
Debt instrument maturity year	2023	2023
Fixed-rate 3.45% notes due 2024
Debt Instrument [Line Items]
Debt instrument interest rate	3.45%	3.45%
Debt instrument maturity year	2024	2024
Fixed-rate 3.85% notes due 2043
Debt Instrument [Line Items]
Debt instrument interest rate	3.85%	3.85%
Debt instrument maturity year	2043	2043
Fixed-rate 4.45% notes due 2044
Debt Instrument [Line Items]
Debt instrument interest rate	4.45%	4.45%
Debt instrument maturity year	2044	2044